Dividend Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Amount available for dividend distribution without prior approval from regulatory authority	$ 65.6